UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08437
Undiscovered Managers Funds
(Exact name of registrant as specified in charter)

277 Park Avenue
New York, NY 10172
(Address of principal executive offices) (Zip code)
Gregory S. Samuels
277 Park Avenue
New York, NY 10172
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(800) 480-4111
Date of fiscal year end:
June 30
Date of reporting period:
June 30, 2024
Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
Undiscovered Managers Behavioral Value Fund

Class A Shares/Ticker: UBVAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Undiscovered Managers Behavioral Value Fund (Class A Shares)	$134	1.24%
How did the Fund Perform?
The Undiscovered Managers Behavioral Value Fund’s Class A Shares (without a sales charge) returned 15.71% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Value Index (the “Index”) returned 10.90% for the year ended June 30, 2024.
  During the reporting period, the U.S. regional banking industry posted a significant recovery as conditions broadly stabilized following the bank failures that occurred in the first half of 2023, and the SPDR S&P Regional Banking ETF returned 24.32%. The Fund’s overweight allocation to banks, which had been driven by elevated insider buying activity and attractive valuations, contributed to performance relative to the Index.
  The Fund’s security selection and average overweight position in the financials sector and its security selection in the industrials sector contributed to performance relative to the Index.
  The Fund’s security selection in the energy and materials sectors detracted from performance relative to the Index.
  During the reporting period, the Fund’s largest sector overweight allocations compared to the Index were in the financials and materials sectors, while its largest sector underweight allocations compared to the Index were in the consumer discretionary and energy sectors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
Undiscovered Managers Behavioral Value Fund (Class A Shares)	June 4, 2004	9.64%	9.51%	8.03%
Undiscovered Managers Behavioral Value Fund (Class A Shares) - excluding sales charge		15.71	10.70	8.62
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Value Index		10.90	7.07	6.23
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the Undiscovered Managers Behavioral Value Fund, the Russell 3000 Index, and the Russell 2000 Value Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Value Index is an unmanaged index, which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements,performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights,which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$9,063,302
Total number of portfolio holdings	105
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$57,438
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
In the Fund’s November 1, 2023 summary prospectus, the Fund made clarifying edits to the principal investment strategy section to note that while the Fund primarily invests in small cap companies, the Fund may buy, continue to hold, as well as make additional investments in, a stock if it is above, or has appreciated beyond the market capitalization of the largest company included in the Russell 2000® Value Index; and added corresponding “Large Cap Company Risk” disclosure to the principal risk section.  Additionally, the Fund revised its  “Industry and Sector Focus Risk” disclosure in the principal risk section. This risk was revised in light of larger concentrations of portfolio securities in certain industries, such as the financials and banking industries.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
UBVAX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
Undiscovered Managers Behavioral Value Fund

Class C Shares/Ticker: UBVCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Undiscovered Managers Behavioral Value Fund (Class C Shares)	$187	1.74%
How did the Fund Perform?
The Undiscovered Managers Behavioral Value Fund’s Class C Shares (without sales charge) returned 15.14% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Value Index (the “Index”) returned 10.90% for the year ended June 30, 2024.
  During the reporting period, the U.S. regional banking industry posted a significant recovery as conditions broadly stabilized following the bank failures that occurred in the first half of 2023, and the SPDR S&P Regional Banking ETF returned 24.32%. The Fund’s overweight allocation to banks, which had been driven by elevated insider buying activity and attractive valuations, contributed to performance relative to the Index.
  The Fund’s security selection and average overweight position in the financials sector and its security selection in the industrials sector contributed to performance relative to the Index.
  The Fund’s security selection in the energy and materials sectors detracted from performance relative to the Index.
  During the reporting period, the Fund’s largest sector overweight allocations compared to the Index were in the financials and materials sectors, while its largest sector underweight allocations compared to the Index were in the consumer discretionary and energy sectors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
Undiscovered Managers Behavioral Value Fund (Class C Shares)	June 4, 2004	14.14%	10.15%	8.18%
Undiscovered Managers Behavioral Value Fund (Class C Shares) - excluding sales charge		15.14	10.15	8.18
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Value Index		10.90	7.07	6.23
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the Undiscovered Managers Behavioral Value Fund, the Russell 3000 Index, and the Russell 2000 Value Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Value Index is an unmanaged index, which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Because Class C Shares automatically convert to Class A Shares after 8 years,the 10 year average annual total return shown above for Class C Shares reflectsClass A Share's performance for the period after conversion.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements,performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights,which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$9,063,302
Total number of portfolio holdings	105
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$57,438
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
In the Fund’s November 1, 2023 summary prospectus, the Fund made clarifying edits to the principal investment strategy section to note that while the Fund primarily invests in small cap companies, the Fund may buy, continue to hold, as well as make additional investments in, a stock if it is above, or has appreciated beyond the market capitalization of the largest company included in the Russell 2000® Value Index; and added corresponding “Large Cap Company Risk” disclosure to the principal risk section.  Additionally, the Fund revised its  “Industry and Sector Focus Risk” disclosure in the principal risk section. This risk was revised in light of larger concentrations of portfolio securities in certain industries, such as the financials and banking industries.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
UBVCX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
Undiscovered Managers Behavioral Value Fund

Class I Shares/Ticker: UBVSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Undiscovered Managers Behavioral Value Fund (Class I Shares)	$107	0.99%
How did the Fund Perform?
The Undiscovered Managers Behavioral Value Fund’s Class I Shares returned 16.00% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Value Index (the “Index”) returned 10.90% for the year ended June 30, 2024.
  During the reporting period, the U.S. regional banking industry posted a significant recovery as conditions broadly stabilized following the bank failures that occurred in the first half of 2023, and the SPDR S&P Regional Banking ETF returned 24.32%. The Fund’s overweight allocation to banks, which had been driven by elevated insider buying activity and attractive valuations, contributed to performance relative to the Index.
  The Fund’s security selection and average overweight position in the financials sector and its security selection in the industrials sector contributed to performance relative to the Index.
  The Fund’s security selection in the energy and materials sectors detracted from performance relative to the Index.
  During the reporting period, the Fund’s largest sector overweight allocations compared to the Index were in the financials and materials sectors, while its largest sector underweight allocations compared to the Index were in the consumer discretionary and energy sectors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
Undiscovered Managers Behavioral Value Fund (Class I Shares)	April 30, 2013	16.00%	10.98%	8.89%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Value Index		10.90	7.07	6.23
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the Undiscovered Managers Behavioral Value Fund, the Russell 3000 Index, and the Russell 2000 Value Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Value Index is an unmanaged index, which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements,performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights,which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$9,063,302
Total number of portfolio holdings	105
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$57,438
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
In the Fund’s November 1, 2023 summary prospectus, the Fund made clarifying edits to the principal investment strategy section to note that while the Fund primarily invests in small cap companies, the Fund may buy, continue to hold, as well as make additional investments in, a stock if it is above, or has appreciated beyond the market capitalization of the largest company included in the Russell 2000® Value Index; and added corresponding “Large Cap Company Risk” disclosure to the principal risk section.  Additionally, the Fund revised its  “Industry and Sector Focus Risk” disclosure in the principal risk section. This risk was revised in light of larger concentrations of portfolio securities in certain industries, such as the financials and banking industries.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
UBVSX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
Undiscovered Managers Behavioral Value Fund

Class L Shares/Ticker: UBVLX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Undiscovered Managers Behavioral Value Fund (Class L Shares)	$97	0.90%
How did the Fund Perform?
The Undiscovered Managers Behavioral Value Fund’s Class L Shares returned 16.10% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Value Index (the “Index”) returned 10.90% for the year ended June 30, 2024.
  During the reporting period, the U.S. regional banking industry posted a significant recovery as conditions broadly stabilized following the bank failures that occurred in the first half of 2023, and the SPDR S&P Regional Banking ETF returned 24.32%. The Fund’s overweight allocation to banks, which had been driven by elevated insider buying activity and attractive valuations, contributed to performance relative to the Index.
  The Fund’s security selection and average overweight position in the financials sector and its security selection in the industrials sector contributed to performance relative to the Index.
  The Fund’s security selection in the energy and materials sectors detracted from performance relative to the Index.
  During the reporting period, the Fund’s largest sector overweight allocations compared to the Index were in the financials and materials sectors, while its largest sector underweight allocations compared to the Index were in the consumer discretionary and energy sectors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
Undiscovered Managers Behavioral Value Fund (Class L Shares)	December 28, 1998	16.10%	11.11%	9.04%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Value Index		10.90	7.07	6.23
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the Undiscovered Managers Behavioral Value Fund, the Russell 3000 Index, and the Russell 2000 Value Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Value Index is an unmanaged index, which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements,performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights,which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$9,063,302
Total number of portfolio holdings	105
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$57,438
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
In the Fund’s November 1, 2023 summary prospectus, the Fund made clarifying edits to the principal investment strategy section to note that while the Fund primarily invests in small cap companies, the Fund may buy, continue to hold, as well as make additional investments in, a stock if it is above, or has appreciated beyond the market capitalization of the largest company included in the Russell 2000® Value Index; and added corresponding “Large Cap Company Risk” disclosure to the principal risk section.  Additionally, the Fund revised its  “Industry and Sector Focus Risk” disclosure in the principal risk section. This risk was revised in light of larger concentrations of portfolio securities in certain industries, such as the financials and banking industries.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
UBVLX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
Undiscovered Managers Behavioral Value Fund

Class R2 Shares/Ticker: UBVRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Undiscovered Managers Behavioral Value Fund (Class R2 Shares)	$167	1.55%
How did the Fund Perform?
The Undiscovered Managers Behavioral Value Fund’s Class R2 Shares returned 15.35% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Value Index (the “Index”) returned 10.90% for the year ended June 30, 2024.
  During the reporting period, the U.S. regional banking industry posted a significant recovery as conditions broadly stabilized following the bank failures that occurred in the first half of 2023, and the SPDR S&P Regional Banking ETF returned 24.32%. The Fund’s overweight allocation to banks, which had been driven by elevated insider buying activity and attractive valuations, contributed to performance relative to the Index.
  The Fund’s security selection and average overweight position in the financials sector and its security selection in the industrials sector contributed to performance relative to the Index.
  The Fund’s security selection in the energy and materials sectors detracted from performance relative to the Index.
  During the reporting period, the Fund’s largest sector overweight allocations compared to the Index were in the financials and materials sectors, while its largest sector underweight allocations compared to the Index were in the consumer discretionary and energy sectors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
Undiscovered Managers Behavioral Value Fund (Class R2 Shares)	April 30, 2013	15.35%	10.39%	8.33%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Value Index		10.90	7.07	6.23
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the Undiscovered Managers Behavioral Value Fund, the Russell 3000 Index, and the Russell 2000 Value Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Value Index is an unmanaged index, which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements,performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights,which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$9,063,302
Total number of portfolio holdings	105
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$57,438
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
In the Fund’s November 1, 2023 summary prospectus, the Fund made clarifying edits to the principal investment strategy section to note that while the Fund primarily invests in small cap companies, the Fund may buy, continue to hold, as well as make additional investments in, a stock if it is above, or has appreciated beyond the market capitalization of the largest company included in the Russell 2000® Value Index; and added corresponding “Large Cap Company Risk” disclosure to the principal risk section.  Additionally, the Fund revised its  “Industry and Sector Focus Risk” disclosure in the principal risk section. This risk was revised in light of larger concentrations of portfolio securities in certain industries, such as the financials and banking industries.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
UBVRX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
Undiscovered Managers Behavioral Value Fund

Class R3 Shares/Ticker: UBVTX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Undiscovered Managers Behavioral Value Fund (Class R3 Shares)	$140	1.30%
How did the Fund Perform?
The Undiscovered Managers Behavioral Value Fund’s Class R3 Shares returned 15.64% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Value Index (the “Index”) returned 10.90% for the year ended June 30, 2024.
  During the reporting period, the U.S. regional banking industry posted a significant recovery as conditions broadly stabilized following the bank failures that occurred in the first half of 2023, and the SPDR S&P Regional Banking ETF returned 24.32%. The Fund’s overweight allocation to banks, which had been driven by elevated insider buying activity and attractive valuations, contributed to performance relative to the Index.
  The Fund’s security selection and average overweight position in the financials sector and its security selection in the industrials sector contributed to performance relative to the Index.
  The Fund’s security selection in the energy and materials sectors detracted from performance relative to the Index.
  During the reporting period, the Fund’s largest sector overweight allocations compared to the Index were in the financials and materials sectors, while its largest sector underweight allocations compared to the Index were in the consumer discretionary and energy sectors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
Undiscovered Managers Behavioral Value Fund (Class R3 Shares)	March 1, 2017	15.64%	10.67%	8.60%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Value Index		10.90	7.07	6.23
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R3 Shares prior to the inception date are based on the performance of the Class A Shares. The actual returns for Class R3 Shares would have been similar to those shown because Class R3 Shares have similar expenses to Class A Shares.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the Undiscovered Managers Behavioral Value Fund, the Russell 3000 Index, and the Russell 2000 Value Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Value Index is an unmanaged index, which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements,performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights,which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$9,063,302
Total number of portfolio holdings	105
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$57,438
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
In the Fund’s November 1, 2023 summary prospectus, the Fund made clarifying edits to the principal investment strategy section to note that while the Fund primarily invests in small cap companies, the Fund may buy, continue to hold, as well as make additional investments in, a stock if it is above, or has appreciated beyond the market capitalization of the largest company included in the Russell 2000® Value Index; and added corresponding “Large Cap Company Risk” disclosure to the principal risk section.  Additionally, the Fund revised its  “Industry and Sector Focus Risk” disclosure in the principal risk section. This risk was revised in light of larger concentrations of portfolio securities in certain industries, such as the financials and banking industries.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
UBVTX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
Undiscovered Managers Behavioral Value Fund

Class R4 Shares/Ticker: UBVUX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Undiscovered Managers Behavioral Value Fund (Class R4 Shares)	$113	1.05%
How did the Fund Perform?
The Undiscovered Managers Behavioral Value Fund’s Class R4 Shares returned 15.92% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Value Index (the “Index”) returned 10.90% for the year ended June 30, 2024.
  During the reporting period, the U.S. regional banking industry posted a significant recovery as conditions broadly stabilized following the bank failures that occurred in the first half of 2023, and the SPDR S&P Regional Banking ETF returned 24.32%. The Fund’s overweight allocation to banks, which had been driven by elevated insider buying activity and attractive valuations, contributed to performance relative to the Index.
  The Fund’s security selection and average overweight position in the financials sector and its security selection in the industrials sector contributed to performance relative to the Index.
  The Fund’s security selection in the energy and materials sectors detracted from performance relative to the Index.
  During the reporting period, the Fund’s largest sector overweight allocations compared to the Index were in the financials and materials sectors, while its largest sector underweight allocations compared to the Index were in the consumer discretionary and energy sectors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
Undiscovered Managers Behavioral Value Fund (Class R4 Shares)	March 1, 2017	15.92%	10.94%	8.87%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Value Index		10.90	7.07	6.23
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R4 Shares prior to the inception date are based on the performance of the Class I Shares. The actual returns for Class R4 Shares would have been similar to those shown because Class R4 Shares have similar expenses to Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the Undiscovered Managers Behavioral Value Fund, the Russell 3000 Index, and the Russell 2000 Value Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Value Index is an unmanaged index, which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements,performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights,which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$9,063,302
Total number of portfolio holdings	105
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$57,438
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
In the Fund’s November 1, 2023 summary prospectus, the Fund made clarifying edits to the principal investment strategy section to note that while the Fund primarily invests in small cap companies, the Fund may buy, continue to hold, as well as make additional investments in, a stock if it is above, or has appreciated beyond the market capitalization of the largest company included in the Russell 2000® Value Index; and added corresponding “Large Cap Company Risk” disclosure to the principal risk section.  Additionally, the Fund revised its  “Industry and Sector Focus Risk” disclosure in the principal risk section. This risk was revised in light of larger concentrations of portfolio securities in certain industries, such as the financials and banking industries.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
UBVUX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
Undiscovered Managers Behavioral Value Fund

Class R5 Shares/Ticker: UBVVX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Undiscovered Managers Behavioral Value Fund (Class R5 Shares)	$97	0.90%
How did the Fund Perform?
The Undiscovered Managers Behavioral Value Fund’s Class R5 Shares returned 16.10% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Value Index (the “Index”) returned 10.90% for the year ended June 30, 2024.
  During the reporting period, the U.S. regional banking industry posted a significant recovery as conditions broadly stabilized following the bank failures that occurred in the first half of 2023, and the SPDR S&P Regional Banking ETF returned 24.32%. The Fund’s overweight allocation to banks, which had been driven by elevated insider buying activity and attractive valuations, contributed to performance relative to the Index.
  The Fund’s security selection and average overweight position in the financials sector and its security selection in the industrials sector contributed to performance relative to the Index.
  The Fund’s security selection in the energy and materials sectors detracted from performance relative to the Index.
  During the reporting period, the Fund’s largest sector overweight allocations compared to the Index were in the financials and materials sectors, while its largest sector underweight allocations compared to the Index were in the consumer discretionary and energy sectors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
Undiscovered Managers Behavioral Value Fund (Class R5 Shares)	March 1, 2017	16.10%	11.11%	9.04%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Value Index		10.90	7.07	6.23
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R5 Shares prior to the inception date are based on the performance of the Class L Shares. The actual returns for Class R5 Shares would have been similar to those shown because Class R5 Shares have similar expenses to Class L Shares.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the Undiscovered Managers Behavioral Value Fund, the Russell 3000 Index, and the Russell 2000 Value Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Value Index is an unmanaged index, which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements,performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights,which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$9,063,302
Total number of portfolio holdings	105
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$57,438
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
In the Fund’s November 1, 2023 summary prospectus, the Fund made clarifying edits to the principal investment strategy section to note that while the Fund primarily invests in small cap companies, the Fund may buy, continue to hold, as well as make additional investments in, a stock if it is above, or has appreciated beyond the market capitalization of the largest company included in the Russell 2000® Value Index; and added corresponding “Large Cap Company Risk” disclosure to the principal risk section.  Additionally, the Fund revised its  “Industry and Sector Focus Risk” disclosure in the principal risk section. This risk was revised in light of larger concentrations of portfolio securities in certain industries, such as the financials and banking industries.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
UBVVX-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
Undiscovered Managers Behavioral Value Fund

Class R6 Shares/Ticker: UBVFX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Undiscovered Managers Behavioral Value Fund (Class R6 Shares)	$86	0.80%
How did the Fund Perform?
The Undiscovered Managers Behavioral Value Fund’s Class R6 Shares returned 16.21% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Value Index (the “Index”) returned 10.90% for the year ended June 30, 2024.
  During the reporting period, the U.S. regional banking industry posted a significant recovery as conditions broadly stabilized following the bank failures that occurred in the first half of 2023, and the SPDR S&P Regional Banking ETF returned 24.32%. The Fund’s overweight allocation to banks, which had been driven by elevated insider buying activity and attractive valuations, contributed to performance relative to the Index.
  The Fund’s security selection and average overweight position in the financials sector and its security selection in the industrials sector contributed to performance relative to the Index.
  The Fund’s security selection in the energy and materials sectors detracted from performance relative to the Index.
  During the reporting period, the Fund’s largest sector overweight allocations compared to the Index were in the financials and materials sectors, while its largest sector underweight allocations compared to the Index were in the consumer discretionary and energy sectors.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
Undiscovered Managers Behavioral Value Fund (Class R6 Shares)	April 30, 2013	16.21%	11.22%	9.14%
Russell 3000 Index		23.13	14.14	12.15
Russell 2000 Value Index		10.90	7.07	6.23
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the Undiscovered Managers Behavioral Value Fund, the Russell 3000 Index, and the Russell 2000 Value Index from June 30, 2014 to June 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell 2000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Value Index is an unmanaged index, which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements,performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights,which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$9,063,302
Total number of portfolio holdings	105
Portfolio turnover rate	27%
Total advisory fees paid (000's)	$57,438
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
In the Fund’s November 1, 2023 summary prospectus, the Fund made clarifying edits to the principal investment strategy section to note that while the Fund primarily invests in small cap companies, the Fund may buy, continue to hold, as well as make additional investments in, a stock if it is above, or has appreciated beyond the market capitalization of the largest company included in the Russell 2000® Value Index; and added corresponding “Large Cap Company Risk” disclosure to the principal risk section.  Additionally, the Fund revised its  “Industry and Sector Focus Risk” disclosure in the principal risk section. This risk was revised in light of larger concentrations of portfolio securities in certain industries, such as the financials and banking industries.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
UBVFX-624

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The Audit committee financial experts are Gary L. French, Kathleen M. Gallagher, Raymond Kanner and Lawrence R. Maffia, each of whom is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for the purposes of the audit committee financial expert determination.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2024 – $36,513

2023 – $33,420

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2024 – $5,824

2023 – $5,495

Audit-related fees consists of security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2024 – $10,998

2023 – $10,357

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended June 30, 2024 and 2023, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2024 – Not applicable

2023 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the

“Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2024 – 0.0%

2023 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable – Less than 50%.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2023 – $34.9 million

2022 – $31.6 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

Not applicable.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1)

That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2)	The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3)	Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4)	The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5)	Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Annual Report
Undiscovered Managers Funds
June 30, 2024
Undiscovered Managers Behavioral Value Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectuses for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.2%
Aerospace & Defense — 0.3%
Mercury Systems, Inc. *	1,028	27,745
Automobile Components — 0.6%
American Axle & Manufacturing Holdings, Inc. *	2,801	19,581
Gentherm, Inc. *	785	38,685
		58,266
Banks — 22.2%
Brookline Bancorp, Inc.	3,982	33,249
Citizens Financial Group, Inc.	9,787	352,612
Cullen/Frost Bankers, Inc.	130	13,170
CVB Financial Corp.	1,444	24,897
East West Bancorp, Inc.	697	51,060
First Citizens BancShares, Inc., Class A	92	155,688
First Hawaiian, Inc.	5,008	103,956
First Horizon Corp.	1,221	19,259
FNB Corp.	19,828	271,249
Hope Bancorp, Inc.	6,277	67,413
Huntington Bancshares, Inc.	2,164	28,518
KeyCorp	22,221	315,756
Old National Bancorp	17,008	292,374
Simmons First National Corp., Class A	1,301	22,875
United Bankshares, Inc.	1,296	42,043
Valley National Bancorp	13,580	94,786
WaFd, Inc.	3,142	89,809
Western Alliance Bancorp	562	35,335
		2,014,049
Beverages — 1.6%
Primo Water Corp.	6,526	142,659
Building Products — 3.2%
Armstrong World Industries, Inc.	688	77,943
JELD-WEN Holding, Inc. *	6,534	88,006
Resideo Technologies, Inc. *	6,338	123,980
		289,929
Capital Markets — 0.2%
Janus Henderson Group plc	531	17,912
Chemicals — 3.2%
Cabot Corp.	1,103	101,407
Koppers Holdings, Inc.	1,733	64,095
Olin Corp.	2,710	127,767
		293,269
Commercial Services & Supplies — 3.0%
ABM Industries, Inc.	1,048	53,014
INVESTMENTS	SHARES (000)	VALUE ($000)

Commercial Services & Supplies — continued
Brink's Co. (The)	1,634	167,268
MillerKnoll, Inc.	1,853	49,077
		269,359
Construction & Engineering — 1.6%
Granite Construction, Inc. (a)	2,377	147,292
Containers & Packaging — 6.8%
Berry Global Group, Inc.	3,809	224,181
Crown Holdings, Inc.	793	58,984
Graphic Packaging Holding Co. (a)	8,655	226,840
Greif, Inc., Class A	1,035	59,478
Silgan Holdings, Inc.	1,063	44,995
		614,478
Diversified Consumer Services — 0.3%
Frontdoor, Inc. *	720	24,329
Diversified REITs — 0.5%
Alexander & Baldwin, Inc.	1,057	17,930
Broadstone Net Lease, Inc.	1,703	27,030
		44,960
Electric Utilities — 3.0%
PNM Resources, Inc.	3,958	146,296
Portland General Electric Co.	2,851	123,281
		269,577
Energy Equipment & Services — 1.1%
Patterson-UTI Energy, Inc.	7,699	79,767
TETRA Technologies, Inc. *	6,267	21,682
		101,449
Financial Services — 1.4%
NCR Atleos Corp. *	2,020	54,578
Radian Group, Inc.	2,227	69,255
		123,833
Food Products — 0.8%
Nomad Foods Ltd. (United Kingdom)	4,328	71,317
Gas Utilities — 4.6%
Southwest Gas Holdings, Inc.	1,302	91,638
Spire, Inc.	3,641	221,109
UGI Corp.	4,515	103,401
		416,148
Health Care Equipment & Supplies — 5.1%
Dentsply Sirona, Inc.	8,231	205,032
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	Undiscovered Managers Funds	1

Undiscovered Managers Behavioral Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Envista Holdings Corp. *	3,425	56,959
ICU Medical, Inc. *	1,286	152,648
Integra LifeSciences Holdings Corp. *	1,566	45,643
		460,282
Health Care Providers & Services — 3.7%
AMN Healthcare Services, Inc. *	1,479	75,757
Ensign Group, Inc. (The)	1,944	240,520
ModivCare, Inc. *	756	19,826
		336,103
Health Care REITs — 2.8%
Healthpeak Properties, Inc.	12,894	252,727
Health Care Technology — 0.2%
Veradigm, Inc. * (a)	2,111	20,057
Hotel & Resort REITs — 1.5%
Chatham Lodging Trust	2,713	23,116
Pebblebrook Hotel Trust	8,475	116,524
		139,640
Hotels, Restaurants & Leisure — 0.6%
Marriott Vacations Worldwide Corp.	593	51,791
Household Durables — 0.5%
Tri Pointe Homes, Inc. *	1,171	43,636
Household Products — 0.6%
Energizer Holdings, Inc.	1,411	41,667
Reynolds Consumer Products, Inc.	329	9,215
		50,882
Insurance — 9.9%
Assured Guaranty Ltd.	965	74,431
Axis Capital Holdings Ltd.	1,040	73,459
CNO Financial Group, Inc.	3,564	98,784
Enstar Group Ltd. *	345	105,624
Horace Mann Educators Corp.	3,254	106,142
James River Group Holdings Ltd.	2,482	19,188
Kemper Corp.	3,769	223,635
White Mountains Insurance Group Ltd.	109	198,444
		899,707
Machinery — 3.7%
AGCO Corp.	1,078	105,529
Hillenbrand, Inc.	2,296	91,898
Hyster-Yale, Inc.	186	12,949
John Bean Technologies Corp.	454	43,090
INVESTMENTS	SHARES (000)	VALUE ($000)

Machinery — continued
Kennametal, Inc.	1,269	29,875
Terex Corp.	948	51,968
		335,309
Marine Transportation — 1.3%
Matson, Inc.	888	116,329
Media — 0.3%
TEGNA, Inc.	2,132	29,713
Multi-Utilities — 1.4%
Black Hills Corp.	1,332	72,440
Northwestern Energy Group, Inc.	1,030	51,557
		123,997
Oil, Gas & Consumable Fuels — 4.1%
Devon Energy Corp.	6,027	285,677
Range Resources Corp.	2,535	84,984
		370,661
Professional Services — 2.7%
Dun & Bradstreet Holdings, Inc.	6,942	64,281
Genpact Ltd.	1,328	42,749
Maximus, Inc.	935	80,156
Science Applications International Corp.	480	56,448
		243,634
Real Estate Management & Development — 0.2%
Cushman & Wakefield plc *	2,223	23,119
Retail REITs — 1.1%
Kite Realty Group Trust	4,654	104,165
Software — 0.9%
NCR Voyix Corp. *	4,902	60,535
Verint Systems, Inc. *	747	24,072
		84,607
Specialized REITs — 0.3%
Rayonier, Inc.	867	25,208
Specialty Retail — 0.8%
Advance Auto Parts, Inc.	1,216	77,034
Textiles, Apparel & Luxury Goods — 1.8%
Carter's, Inc.	1,212	75,101
Columbia Sportswear Co. (a)	421	33,299
Hanesbrands, Inc. * (a)	10,856	53,521
		161,921
SEE NOTES TO FINANCIAL STATEMENTS.

2	Undiscovered Managers Funds	June 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Trading Companies & Distributors — 1.3%
Beacon Roofing Supply, Inc. *	357	32,303
MRC Global, Inc. *	3,436	44,352
MSC Industrial Direct Co., Inc., Class A	482	38,262
		114,917
Total Common Stocks (Cost $7,325,758)		8,992,010
Short-Term Investments — 1.1%
Investment Companies — 0.8%
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (b) (c) (Cost $67,128)	67,115	67,128
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (b) (c)	23,985	23,985
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	3,072	3,072
Total Investment of Cash Collateral from Securities Loaned (Cost $27,057)		27,057
Total Short-Term Investments (Cost $94,185)		94,185
Total Investments — 100.3% (Cost $7,419,943)		9,086,195
Liabilities in Excess of Other Assets — (0.3)%		(22,893)
NET ASSETS — 100.0%		9,063,302

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2024. The total value of securities on loan at June 30, 2024 is $26,685.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	Undiscovered Managers Funds	3

STATEMENT OF ASSETS AND LIABILITIES
AS OF June 30, 2024
(Amounts in thousands, except per share amounts)

Undiscovered Managers Behavioral Value Fund
ASSETS:
Investments in non-affiliates, at value	$8,992,010
Investments in affiliates, at value	67,128
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	27,057
Cash	578
Receivables:
Investment securities sold	15,256
Fund shares sold	11,534
Dividends from non-affiliates	13,839
Dividends from affiliates	10
Securities lending income (See Note 2.C.)	2
Total Assets	9,127,414
LIABILITIES:
Payables:
Investment securities purchased	22,285
Collateral received on securities loaned (See Note 2.C.)	27,057
Fund shares redeemed	7,730
Accrued liabilities:
Investment advisory fees	5,238
Administration fees	529
Distribution fees	169
Service fees	707
Custodian and accounting fees	67
Trustees’ and Chief Compliance Officer’s fees	— (a)
Other	330
Total Liabilities	64,112
Net Assets	$9,063,302

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

4	Undiscovered Managers Funds	June 30, 2024

Undiscovered Managers Behavioral Value Fund
NET ASSETS:
Paid-in-Capital	$7,335,792
Total distributable earnings (loss)	1,727,510
Total Net Assets	$9,063,302
Net Assets:
Class A	$685,654
Class C	33,128
Class I	2,641,019
Class L	2,617,030
Class R2	15,945
Class R3	6,596
Class R4	8,592
Class R5	21,759
Class R6	3,033,579
Total	$9,063,302
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	8,754
Class C	458
Class I	32,711
Class L	32,247
Class R2	207
Class R3	86
Class R4	107
Class R5	268
Class R6	37,286
Net Asset Value (a):
Class A — Redemption price per share	$78.33
Class C — Offering price per share (b)	72.22
Class I — Offering and redemption price per share	80.74
Class L — Offering and redemption price per share	81.15
Class R2 — Offering and redemption price per share	77.12
Class R3 — Offering and redemption price per share	77.30
Class R4 — Offering and redemption price per share	80.40
Class R5 — Offering and redemption price per share	81.06
Class R6 — Offering and redemption price per share	81.36
Class A maximum sales charge	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$82.67
Cost of investments in non-affiliates	$7,325,758
Cost of investments in affiliates	67,128
Investment securities on loan, at value (See Note 2.C.)	26,685
Cost of investment of cash collateral (See Note 2.C.)	27,057

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	Undiscovered Managers Funds	5

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED June 30, 2024
(Amounts in thousands)

Undiscovered Managers Behavioral Value Fund
INVESTMENT INCOME:
Interest income from affiliates	$— (a)
Dividend income from non-affiliates	202,937
Dividend income from affiliates	8,575
Income from securities lending (net) (See Note 2.C.)	205
Total investment income	211,717
EXPENSES:
Investment advisory fees	60,927
Administration fees	6,085
Distribution fees:
Class A	1,611
Class C	291
Class R2	73
Class R3	16
Service fees:
Class A	1,611
Class C	97
Class I	5,221
Class L	2,499
Class R2	36
Class R3	16
Class R4	20
Class R5	24
Custodian and accounting fees	250
Interest expense to affiliates	7
Professional fees	74
Trustees’ and Chief Compliance Officer’s fees	53
Printing and mailing costs	521
Registration and filing fees	424
Transfer agency fees (See Note 2.F.)	370
Other	80
Total expenses	80,306
Less fees waived	(5,633)
Less expense reimbursements	(7)
Net expenses	74,666
Net investment income (loss)	137,051

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

6	Undiscovered Managers Funds	June 30, 2024

Undiscovered Managers Behavioral Value Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$356,332
Investments in affiliates	(85)
Net realized gain (loss)	356,247
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	673,804
Investments in affiliates	— (a)
Change in net unrealized appreciation/depreciation	673,804
Net realized/unrealized gains (losses)	1,030,051
Change in net assets resulting from operations	$1,167,102

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	Undiscovered Managers Funds	7

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	Undiscovered Managers Behavioral Value Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$137,051	$106,629
Net realized gain (loss)	356,247	426,313
Change in net unrealized appreciation/depreciation	673,804	(25,953)
Change in net assets resulting from operations	1,167,102	506,989
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(52,892)	(47,351)
Class C	(3,156)	(4,991)
Class I	(150,126)	(144,835)
Class L	(200,662)	(209,068)
Class R2	(1,142)	(1,128)
Class R3	(496)	(542)
Class R4	(636)	(550)
Class R5	(1,977)	(1,654)
Class R6	(229,842)	(209,284)
Total distributions to shareholders	(640,929)	(619,403)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,062,527	723,908
NET ASSETS:
Change in net assets	1,588,700	611,494
Beginning of period	7,474,602	6,863,108
End of period	$9,063,302	$7,474,602
SEE NOTES TO FINANCIAL STATEMENTS.

8	Undiscovered Managers Funds	June 30, 2024

	Undiscovered Managers Behavioral Value Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$145,201	$168,951
Distributions reinvested	46,163	41,941
Cost of shares redeemed	(129,522)	(135,806)
Change in net assets resulting from Class A capital transactions	61,842	75,086
Class C
Proceeds from shares issued	7,203	9,140
Distributions reinvested	2,969	4,821
Cost of shares redeemed	(24,686)	(30,021)
Change in net assets resulting from Class C capital transactions	(14,514)	(16,060)
Class I
Proceeds from shares issued	1,294,246	950,210
Distributions reinvested	95,038	101,012
Cost of shares redeemed	(681,894)	(883,430)
Change in net assets resulting from Class I capital transactions	707,390	167,792
Class L
Proceeds from shares issued	484,135	587,789
Distributions reinvested	183,580	189,496
Cost of shares redeemed	(675,899)	(607,345)
Change in net assets resulting from Class L capital transactions	(8,184)	169,940
Class R2
Proceeds from shares issued	2,879	3,245
Distributions reinvested	1,142	1,128
Cost of shares redeemed	(2,681)	(3,309)
Change in net assets resulting from Class R2 capital transactions	1,340	1,064
Class R3
Proceeds from shares issued	2,175	2,261
Distributions reinvested	496	542
Cost of shares redeemed	(2,219)	(2,920)
Change in net assets resulting from Class R3 capital transactions	452	(117)
Class R4
Proceeds from shares issued	2,762	2,405
Distributions reinvested	635	550
Cost of shares redeemed	(2,559)	(1,831)
Change in net assets resulting from Class R4 capital transactions	838	1,124
Class R5
Proceeds from shares issued	11,578	10,106
Distributions reinvested	1,112	1,083
Cost of shares redeemed	(14,437)	(6,605)
Change in net assets resulting from Class R5 capital transactions	(1,747)	4,584
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	Undiscovered Managers Funds	9

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	Undiscovered Managers Behavioral Value Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$832,643	$759,898
Distributions reinvested	166,522	144,508
Cost of shares redeemed	(684,055)	(583,911)
Change in net assets resulting from Class R6 capital transactions	315,110	320,495
Total change in net assets resulting from capital transactions	$1,062,527	$723,908
SHARE TRANSACTIONS:
Class A
Issued	1,896	2,238
Reinvested	606	559
Redeemed	(1,692)	(1,812)
Change in Class A Shares	810	985
Class C
Issued	102	128
Reinvested	42	70
Redeemed	(350)	(430)
Change in Class C Shares	(206)	(232)
Class I
Issued	16,302	12,214
Reinvested	1,210	1,312
Redeemed	(8,695)	(11,495)
Change in Class I Shares	8,817	2,031
Class L
Issued	6,106	7,540
Reinvested	2,324	2,448
Redeemed	(8,564)	(7,870)
Change in Class L Shares	(134)	2,118
Class R2
Issued	38	43
Reinvested	15	15
Redeemed	(35)	(44)
Change in Class R2 Shares	18	14
Class R3
Issued	29	31
Reinvested	7	7
Redeemed	(29)	(40)
Change in Class R3 Shares	7	(2)
SEE NOTES TO FINANCIAL STATEMENTS.

10	Undiscovered Managers Funds	June 30, 2024

	Undiscovered Managers Behavioral Value Fund
	Year Ended June 30, 2024	Year Ended June 30, 2023
SHARE TRANSACTIONS: (continued)
Class R4
Issued	36	31
Reinvested	8	7
Redeemed	(33)	(24)
Change in Class R4 Shares	11	14
Class R5
Issued	144	128
Reinvested	14	14
Redeemed	(178)	(87)
Change in Class R5 Shares	(20)	55
Class R6
Issued	10,457	9,750
Reinvested	2,103	1,864
Redeemed	(8,610)	(7,524)
Change in Class R6 Shares	3,950	4,090
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	Undiscovered Managers Funds	11

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Undiscovered Managers Behavioral Value Fund
Class A
Year Ended June 30, 2024	$73.49	$1.05	$10.23	$11.28	$(1.15)	$(5.29)	$(6.44)
Year Ended June 30, 2023	74.51	0.85	4.68	5.53	(0.62)	(5.93)	(6.55)
Year Ended June 30, 2022	79.82	0.55	(3.28)	(2.73)	(0.54)	(2.04)	(2.58)
Year Ended June 30, 2021	43.66	0.49	36.02	36.51	(0.35)	—	(0.35)
Year Ended June 30, 2020	60.63	0.50	(14.56)	(14.06)	(0.23)	(2.68)	(2.91)
Class C
Year Ended June 30, 2024	68.05	0.59	9.48	10.07	(0.61)	(5.29)	(5.90)
Year Ended June 30, 2023	69.37	0.42	4.39	4.81	(0.20)	(5.93)	(6.13)
Year Ended June 30, 2022	74.40	0.12	(3.02)	(2.90)	(0.09)	(2.04)	(2.13)
Year Ended June 30, 2021	40.67	0.16	33.58	33.74	(0.01)	—	(0.01)
Year Ended June 30, 2020	56.73	0.21	(13.59)	(13.38)	—	(2.68)	(2.68)
Class I
Year Ended June 30, 2024	75.53	1.30	10.50	11.80	(1.30)	(5.29)	(6.59)
Year Ended June 30, 2023	76.37	1.07	4.79	5.86	(0.77)	(5.93)	(6.70)
Year Ended June 30, 2022	81.75	0.76	(3.37)	(2.61)	(0.73)	(2.04)	(2.77)
Year Ended June 30, 2021	44.72	0.70	36.85	37.55	(0.52)	—	(0.52)
Year Ended June 30, 2020	62.04	0.65	(14.88)	(14.23)	(0.41)	(2.68)	(3.09)
Class L
Year Ended June 30, 2024	75.88	1.34	10.59	11.93	(1.37)	(5.29)	(6.66)
Year Ended June 30, 2023	76.71	1.14	4.81	5.95	(0.85)	(5.93)	(6.78)
Year Ended June 30, 2022	82.10	0.86	(3.38)	(2.52)	(0.83)	(2.04)	(2.87)
Year Ended June 30, 2021	44.88	0.75	37.05	37.80	(0.58)	—	(0.58)
Year Ended June 30, 2020	62.25	0.74	(14.93)	(14.19)	(0.50)	(2.68)	(3.18)
Class R2
Year Ended June 30, 2024	72.44	0.79	10.09	10.88	(0.91)	(5.29)	(6.20)
Year Ended June 30, 2023	73.53	0.61	4.61	5.22	(0.38)	(5.93)	(6.31)
Year Ended June 30, 2022	78.78	0.32	(3.23)	(2.91)	(0.30)	(2.04)	(2.34)
Year Ended June 30, 2021	43.14	0.29	35.61	35.90	(0.26)	—	(0.26)
Year Ended June 30, 2020	59.98	0.37	(14.41)	(14.04)	(0.12)	(2.68)	(2.80)
Class R3
Year Ended June 30, 2024	72.59	0.98	10.11	11.09	(1.09)	(5.29)	(6.38)
Year Ended June 30, 2023	73.66	0.79	4.64	5.43	(0.57)	(5.93)	(6.50)
Year Ended June 30, 2022	78.96	0.50	(3.22)	(2.72)	(0.54)	(2.04)	(2.58)
Year Ended June 30, 2021	43.23	0.48	35.65	36.13	(0.40)	—	(0.40)
Year Ended June 30, 2020	60.14	0.51	(14.42)	(13.91)	(0.32)	(2.68)	(3.00)
Class R4
Year Ended June 30, 2024	75.25	1.22	10.49	11.71	(1.27)	(5.29)	(6.56)
Year Ended June 30, 2023	76.18	1.03	4.76	5.79	(0.79)	(5.93)	(6.72)
Year Ended June 30, 2022	81.55	0.81	(3.42)	(2.61)	(0.72)	(2.04)	(2.76)
Year Ended June 30, 2021	44.58	0.67	36.77	37.44	(0.47)	—	(0.47)
Year Ended June 30, 2020	61.89	0.67	(14.86)	(14.19)	(0.44)	(2.68)	(3.12)
Class R5
Year Ended June 30, 2024	75.81	1.33	10.59	11.92	(1.38)	(5.29)	(6.67)
Year Ended June 30, 2023	76.65	1.15	4.80	5.95	(0.86)	(5.93)	(6.79)
Year Ended June 30, 2022	82.04	0.87	(3.39)	(2.52)	(0.83)	(2.04)	(2.87)
Year Ended June 30, 2021	44.86	0.78	36.99	37.77	(0.59)	—	(0.59)
Year Ended June 30, 2020	62.20	0.77	(14.95)	(14.18)	(0.48)	(2.68)	(3.16)
SEE NOTES TO FINANCIAL STATEMENTS.

12	Undiscovered Managers Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$78.33	15.70%	$685,654	1.24%	1.36%	1.35%	27%
73.49	7.30	583,756	1.24	1.13	1.35	39
74.51	(3.56)	518,471	1.27	0.68	1.35	37
79.82	83.87	492,556	1.29	0.78	1.34	30
43.66	(24.49)	308,675	1.30	0.92	1.35	44

72.22	15.12	33,128	1.74	0.84	1.86	27
68.05	6.77	45,189	1.74	0.60	1.85	39
69.37	(4.04)	62,159	1.77	0.15	1.85	37
74.40	82.97	88,919	1.79	0.27	1.84	30
40.67	(24.87)	79,818	1.80	0.42	1.85	44

80.74	15.99	2,641,019	0.99	1.64	1.10	27
75.53	7.58	1,804,655	0.99	1.38	1.11	39
76.37	(3.32)	1,669,775	1.02	0.91	1.10	37
81.75	84.32	1,847,319	1.05	1.02	1.10	30
44.72	(24.29)	555,350	1.05	1.18	1.10	44

81.15	16.09	2,617,030	0.90	1.70	0.95	27
75.88	7.67	2,457,156	0.90	1.46	0.95	39
76.71	(3.20)	2,321,525	0.90	1.04	0.95	37
82.10	84.61	2,607,467	0.90	1.18	0.95	30
44.88	(24.18)	1,799,190	0.90	1.34	0.95	44

77.12	15.35	15,945	1.55	1.05	1.62	27
72.44	6.96	13,716	1.55	0.82	1.62	39
73.53	(3.83)	12,917	1.55	0.40	1.62	37
78.78	83.41	13,172	1.54	0.49	1.61	30
43.14	(24.68)	13,640	1.55	0.71	1.62	44

77.30	15.62	6,596	1.30	1.30	1.36	27
72.59	7.25	5,744	1.30	1.06	1.35	39
73.66	(3.59)	5,977	1.30	0.63	1.35	37
78.96	83.86	6,122	1.29	0.78	1.35	30
43.23	(24.48)	4,254	1.30	0.99	1.36	44

80.40	15.92	8,592	1.05	1.55	1.11	27
75.25	7.50	7,249	1.05	1.33	1.10	39
76.18	(3.34)	6,205	1.05	0.99	1.12	37
81.55	84.31	2,690	1.05	1.02	1.11	30
44.58	(24.29)	1,584	1.05	1.20	1.11	44

81.06	16.08	21,759	0.90	1.68	0.95	27
75.81	7.67	21,861	0.90	1.48	0.95	39
76.65	(3.20)	17,819	0.90	1.05	0.95	37
82.04	84.60	19,235	0.90	1.20	0.95	30
44.86	(24.18)	9,215	0.90	1.40	0.96	44
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	Undiscovered Managers Funds	13

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Undiscovered Managers Behavioral Value Fund (continued)
Class R6
Year Ended June 30, 2024	$76.05	$1.44	$10.61	$12.05	$(1.45)	$(5.29)	$(6.74)
Year Ended June 30, 2023	76.87	1.23	4.81	6.04	(0.93)	(5.93)	(6.86)
Year Ended June 30, 2022	82.27	0.95	(3.40)	(2.45)	(0.91)	(2.04)	(2.95)
Year Ended June 30, 2021	44.97	0.84	37.10	37.94	(0.64)	—	(0.64)
Year Ended June 30, 2020	62.36	0.80	(14.95)	(14.15)	(0.56)	(2.68)	(3.24)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

14	Undiscovered Managers Funds	June 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$81.36	16.21%	$3,033,579	0.80%	1.81%	0.85%	27%
76.05	7.78	2,535,276	0.80	1.57	0.85	39
76.87	(3.11)	2,248,260	0.80	1.14	0.85	37
82.27	84.79	2,142,164	0.80	1.29	0.84	30
44.97	(24.10)	877,755	0.80	1.47	0.85	44
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	Undiscovered Managers Funds	15

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024
(Dollar values in thousands)
1. Organization
Undiscovered Managers Funds (the “Trust”) was organized on September 29, 1997, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following is a separate fund of the Trust (the "Fund") covered by this report:
	Classes Offered	Diversification Classification
Undiscovered Managers Behavioral Value Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	Diversified
The investment objective of the Fund is capital appreciation.
Class L Shares of the Fund are publicly offered on a limited basis. Investors are not eligible to purchase Class L Shares of the Fund unless they meet certain requirements as described in the Fund's prospectus. Prior to April 15, 2020, Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares were publicly offered on a limited basis. Investors were not eligible to purchase shares of the Fund unless they met certain requirements as described in the Fund's prospectuses.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund's prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

16	Undiscovered Managers Funds	June 30, 2024

The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$9,086,195	$—	$—	$9,086,195

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Fund.
As of June 30, 2024, the Fund had no investments in restricted securities including securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

June 30, 2024	Undiscovered Managers Funds	17

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
The following table presents the Fund's value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Fund as of June 30, 2024.
Investment Securities on Loan, at value, Presented on the Statement of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
$26,685	$(26,685)	$—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived investment advisory fees charged to the Fund to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the year ended June 30, 2024, JPMIM waived fees associated with the Fund's investment in the JPMorgan U.S. Government Money Market Fund. The amount of this waiver was $9.
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statement of Operations as Income from securities lending (net).
D. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b)	$13,761	$2,429,872	$2,376,420	$(85)	$—	$67,128	67,115	$8,575	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (a) (b)	155,968	524,999	657,000	18 *	— (c)	23,985	23,985	5,620 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	19,372	246,511	262,811	—	—	3,072	3,072	697 *	—
Total	$189,101	$3,201,382	$3,296,231	$(67)	$— (c)	$94,185		$14,892	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statement of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.
To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

18	Undiscovered Managers Funds	June 30, 2024

F. Allocation of Income and Expenses— Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Fund for the year ended June 30, 2024 are as follows:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Transfer agency fees	$26	$4	$56	$196	$4	$1	$1	$2	$80	$370
G. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of June 30, 2024, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
H. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
$22,795	$4,917	$(27,712)
The reclassifications for the Fund relate primarily to tax adjustments on certain investments and tax equalization.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.75% of the Fund's average daily net assets.
A Sub-advisory Agreement exists between JPMIM and Fuller & Thaler Asset Management, Inc. for the Fund. Under the terms of the Sub-Advisory Agreement, JPMIM pays the sub-adviser a portion of fees received by JPMIM at the annual rate of 0.55% of the Fund's average net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund's average daily net assets, plus 0.050% of the Fund's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Fund's average daily net assets in excess of $25 billion. For the year ended June 30, 2024, the effective rate was 0.075% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

June 30, 2024	Undiscovered Managers Funds	19

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund's principal underwriter and promotes and arranges for the sale of the Fund's shares.
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Fund do not charge a distribution fee. The Distribution Plan provides that the Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C	Class R2	Class R3
0.25%	0.75%	0.50%	0.25%
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended June 30, 2024, JPMDS retained the following:
Front-End Sales Charge	CDSC
$53	$2
D. Service Fees— The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
0.25%	0.25%	0.25%	0.10%	0.25%	0.25%	0.25%	0.10%
JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Fund's respective average daily net assets as shown in the table below:
Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6
1.24%	1.74%	0.99%	0.90%	1.55%	1.30%	1.05%	0.90%	0.80%
The expense limitation agreement was in effect for the year ended June 30, 2024 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2024.
For the year ended June 30, 2024, the Fund's service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
Contractual Waivers
Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
$3,307	$331	$1,813	$5,451	$6

20	Undiscovered Managers Funds	June 30, 2024

Additionally, the Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
The amount of these waivers resulting from investments in these money market funds for the year ended June 30, 2024 was $182.
JPMIM voluntarily agreed to reimburse the Fund for the Trustee Fees paid to one of the interested Trustees. For the year ended June 30, 2024, the amount of the reimbursement was $1.
G. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The Fund used related party broker-dealers during the year ended June 30, 2024, and incurred brokerage commissions with broker-dealers affiliated with the Adviser in the amount of $1.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended June 30, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$2,705,131	$2,191,046
During the year ended June 30, 2024, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2024 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$7,609,646	$1,905,171	$428,622	$1,476,549
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to tax adjustments on certain investments and wash sale loss deferrals.
The tax character of distributions paid during the year ended June 30, 2024 was as follows:
Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
$308,539	$332,390	$640,929

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

June 30, 2024	Undiscovered Managers Funds	21

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
(Dollar values in thousands)
The tax character of distributions paid during the year ended June 30, 2023 was as follows:
Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
$124,428	$494,975	$619,403

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of June 30, 2024, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
$153,933	$97,105	$1,476,549
The cumulative timing differences primarily consist of tax adjustments on certain investments and wash sale loss deferrals.
As of June 30, 2024, the Fund did not have any net capital loss carryforwards.
6. Borrowings
The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund at June 30, 2024. Average borrowings from the Facility during the year ended June 30, 2024 were as follows:
Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
$7,357	6.06%	3	$4
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 29, 2024.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended June 30, 2024.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

22	Undiscovered Managers Funds	June 30, 2024

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate (SOFR). Effective August 6, 2024, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Fund did not utilize the Credit Facility during the year ended June 30, 2024.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
As of June 30, 2024, the Fund had two individual shareholders and/or non-affiliated omnibus accounts each owning more than 10% of the Fund's outstanding shares, and collectively owning 39.3% of the Fund's outstanding shares.
Significant shareholder transactions by these shareholders may impact the Fund's performance and liquidity.
The Fund is subject to infectious disease epidemics/pandemics risk. The effects of any future pandemic or other global event to public health and business and market conditions, may have a significant negative impact on the performance of the Fund's investments, increase the Fund's volatility, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

June 30, 2024	Undiscovered Managers Funds	23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of Undiscovered Managers Funds and Shareholders of Undiscovered Managers Behavioral Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of Undiscovered Managers Behavioral Value Fund (the "Fund") as of June 30, 2024, the related statement of operations for the year ended June 30, 2024, the statement of changes in net assets for each of the two years in the period ended June 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2024 and the financial highlights for each of the five years in the period ended June 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
August 27, 2024
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

24	Undiscovered Managers Funds	June 30, 2024

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended June 30, 2024. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2024. The information necessary to complete your income tax returns for the calendar year ending December 31, 2024 will be provided under separate cover.
Dividends Received Deduction (DRD)
The Fund had 57.30%, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended June 30, 2024.
Long Term Capital Gain
The Fund distributed $347,229, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended June 30, 2024.
Qualified Dividend Income (QDI)
The Fund had $181,218, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended June 30, 2024.

June 30, 2024	Undiscovered Managers Funds	25

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Fund.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Fund's Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund's website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund's voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund's website at www.jpmorganfunds.com no later than August 31 of each year. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. June 2024.
AN-UM-624

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Undiscovered Managers Funds

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
September 6, 2024

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
September 6, 2024